PENSION AND OTHER POSTRETIREMENT BENEFITS - Defined Benefit Plans (Details) - USD ($) $ in Millions	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
U.S.
Defined Benefit Plans
Total plan assets	$ 740.2	$ 672.1	$ 704.9
U.S. | Total
Defined Benefit Plans
Total plan assets	740.2	672.1
U.S. | Liability hedging portfolio | Total
Defined Benefit Plans
Total plan assets at fair value	275.6	269.0
U.S. | Growth portfolio | Total
Defined Benefit Plans
Total plan assets at fair value	464.6	403.1
Int'l
Defined Benefit Plans
Total plan assets	683.7	584.2	$ 552.1
Int'l | Total
Defined Benefit Plans
Total plan assets	683.7	584.2
Int'l | Cash | Total
Defined Benefit Plans
Total plan assets at fair value	1.7	3.0
Int'l | Pooled funds - Fixed income securities | Total
Defined Benefit Plans
Total plan assets at fair value	278.5	284.2
Int'l | Insurance contracts | Total
Defined Benefit Plans
Total plan assets at fair value	35.7	30.5
Int'l | Equity Securities | Total
Defined Benefit Plans
Total plan assets at fair value	277.3	223.4
Int'l | Pooled funds - Other | Total
Defined Benefit Plans
Total plan assets at fair value	90.5	43.1
Int'l | Quoted Prices in Active Markets (Level 1) | Cash
Defined Benefit Plans
Total plan assets at fair value	1.7	3.0
Int'l | Significant Other Unobservable Inputs (Level 3) | Insurance contracts
Defined Benefit Plans
Total plan assets at fair value	$ 35.7	$ 30.5